Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Banking and Thrift, Interest [Abstract]
Composition of Deposits
The composition of deposits at December 31 was as follows:

(Dollars in Millions)	2020	2019
Noninterest-bearing deposits	$118,089	$75,590
Interest-bearing deposits
Interest checking	95,894	75,949
Money market savings	128,058	120,082
Savings accounts	57,035	47,401
Time deposits	30,694	42,894

Total interest-bearing deposits	311,681	286,326

Total deposits	$429,770	$361,916

Maturities of Time Deposits Outstanding	The maturities of time deposits outstanding at December 31, 2020 were as follows:

(Dollars in Millions)
2021	$23,808
2022	3,751
2023	1,314
2024	1,351
2025	468
Thereafter	2

Total	$30,694